Sales - Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 340,522		$ 181,311		$ 238,304
Less: Royalty contributions (see Note 2(k))	(12,974)		(11,749)		(12,832)
Revenue from sale of goods	863,470		637,619		821,930
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	4,199,448		2,538,593		2,896,894
Less: Royalty contributions (see Note 2(k))	(10,334)		(5,889)		(6,828)
Revenue from sale of goods	4,199,448		2,538,593		2,890,066
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	3,421,871	S/ 794,205	2,088,167	S/ 743,274	2,294,249	S/ 912,974
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	394,256	S/ 91,802	241,808	S/ 83,870	244,277	S/ 88,875
Sociedad Minera Cerro Verde S.A.A. [Member] | Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 383,321		$ 208,618		$ 358,368